Janus Henderson Global Income Managed Volatility Fund

Schedule of Investments (unaudited)

September 30, 2021

Shares or Principal Amounts		Value
Common Stocks– 99.0%
Aerospace & Defense – 1.6%
Lockheed Martin Corp	5,700	$1,967,070
Air Freight & Logistics – 0.1%
Deutsche Post AG	2,520	158,806
Auto Components – 0.6%
Bridgestone Corp	15,300	725,720
Banks – 0.5%
Oversea-Chinese Banking Corp Ltd	78,700	658,975
Biotechnology – 5.9%
AbbVie Inc	67,463	7,277,234
Building Products – 2.2%
Xinyi Glass Holdings Ltd	918,000	2,726,992
Capital Markets – 2.2%
Northern Trust Corp	2,292	247,101
Partners Group Holding AG	895	1,393,480
Singapore Exchange Ltd	141,700	1,037,108
		2,677,689
Communications Equipment – 2.3%
Cisco Systems Inc	51,517	2,804,070
Containers & Packaging – 0.5%
International Paper Co	9,994	558,865
Diversified Telecommunication Services – 12.0%
BCE Inc	14,905	746,780
Elisa OYJ	55,226	3,428,370
HKT Trust & HKT Ltd	2,491,000	3,406,860
Nippon Telegraph & Telephone Corp	62,600	1,730,814
Spark New Zealand Ltd	259,701	855,914
Swisscom AG (REG)	3,857	2,215,002
Verizon Communications Inc	46,445	2,508,494
		14,892,234
Electric Utilities – 2.8%
CLP Holdings Ltd	26,500	254,894
Fortis Inc/Canada	5,459	242,215
Hydro One Ltd (144A)	58,447	1,381,793
Power Assets Holdings Ltd	265,000	1,553,109
		3,432,011
Electrical Equipment – 1.0%
Eaton Corp PLC	8,192	1,223,148
Food & Staples Retailing – 2.6%
Colruyt SA	17,259	879,103
Kesko Oyj	69,198	2,388,265
		3,267,368
Food Products – 8.4%
Archer-Daniels-Midland Co	42,342	2,540,943
Campbell Soup Co	35,403	1,480,199
General Mills Inc	34,229	2,047,579
JM Smucker Co	17,698	2,124,291
Kellogg Co	29,091	1,859,497
Orkla ASA	29,107	266,848
		10,319,357
Gas Utilities – 0.6%
Hong Kong & China Gas Co Ltd	340,000	515,023
Snam SpA	41,482	229,907
		744,930
Health Care Providers & Services – 1.1%
CVS Health Corp	15,685	1,331,029
Household Products – 7.4%
Kimberly-Clark Corp	19,849	2,628,802
Procter & Gamble Co	46,478	6,497,624
		9,126,426
Information Technology Services – 0.9%
Paychex Inc	10,358	1,164,757
Insurance – 10.7%
Admiral Group PLC	53,767	2,243,560
Allstate Corp	3,406	433,618
American Financial Group Inc/OH	3,328	418,762
Great-West Lifeco Inc	30,848	938,789
MS&AD Insurance Group Holdings Inc	8,400	280,314
Progressive Corp	28,113	2,541,134

Shares or Principal Amounts		Value
Common Stocks– (continued)
Insurance– (continued)
Sompo Holdings Inc	7,800	$337,857
Zurich Insurance Group AG	14,662	5,979,369
		13,173,403
Machinery – 2.9%
Kone OYJ	50,948	3,572,085
Media – 0.9%
Interpublic Group of Cos Inc	19,773	725,076
Shaw Communications Inc	14,984	435,653
		1,160,729
Metals & Mining – 3.4%
Fortescue Metals Group Ltd	358,530	3,780,105
Rio Tinto PLC	6,473	427,324
		4,207,429
Multiline Retail – 4.8%
Wesfarmers Ltd	146,883	5,909,697
Multi-Utilities – 1.6%
Ameren Corp	8,581	695,061
WEC Energy Group Inc	14,724	1,298,657
		1,993,718
Pharmaceuticals – 2.2%
Johnson & Johnson	7,042	1,137,283
Recordati SpA	27,884	1,621,736
		2,759,019
Professional Services – 1.0%
SGS SA	440	1,279,622
Real Estate Management & Development – 0.2%
Daiwa House Industry Co Ltd	7,700	257,188
Road & Rail – 2.5%
Nippon Express Co Ltd	44,300	3,052,576
Semiconductor & Semiconductor Equipment – 1.6%
Texas Instruments Inc	10,360	1,991,296
Technology Hardware, Storage & Peripherals – 4.8%
HP Inc	35,294	965,644
Seagate Technology Holdings PLC	60,784	5,015,896
		5,981,540
Tobacco – 4.3%
Altria Group Inc	112,056	5,100,789
Japan Tobacco Inc	13,200	259,209
		5,359,998
Trading Companies & Distributors – 3.0%
ITOCHU Corp#	124,600	3,650,214
Wireless Telecommunication Services – 2.4%
KDDI Corp	53,800	1,778,196
Softbank Corp	91,300	1,239,771
		3,017,967
Total Common Stocks (cost $119,898,631)		122,423,162
Investment Companies– 0.8%
Money Markets – 0.8%
Janus Henderson Cash Liquidity Fund LLC, 0.0559%ºº,£((cost $904,314)	904,224	904,314
Investments Purchased with Cash Collateral from Securities Lending– 2.3%
Investment Companies – 1.8%
Janus Henderson Cash Collateral Fund LLC, 0.0011%ºº,£	2,297,640	2,297,640
Time Deposits – 0.5%
Royal Bank of Canada, 0.0400%, 10/1/21	$574,410	574,410
Total Investments Purchased with Cash Collateral from Securities Lending (cost $2,872,050)		2,872,050
Total Investments (total cost $123,674,995) – 102.1%		126,199,526
Liabilities, net of Cash, Receivables and Other Assets – (2.1)%		(2,540,784)
Net Assets – 100%		$123,658,742

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$62,360,283	49.4%
Japan	13,311,859	10.6
Switzerland	10,867,473	8.6
Australia	9,689,802	7.7
Finland	9,388,720	7.4
Hong Kong	8,456,878	6.7
Canada	3,745,230	3.0
United Kingdom	2,670,884	2.1
Italy	1,851,643	1.5
Singapore	1,696,083	1.3
Belgium	879,103	0.7
New Zealand	855,914	0.7
Norway	266,848	0.2
Germany	158,806	0.1

Total	$126,199,526	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 9/30/21
Investment Companies - 0.8%
Money Markets - 0.8%
Janus Henderson Cash Liquidity Fund LLC, 0.0559%ºº	$119	$-	$-	$904,314
Investments Purchased with Cash Collateral from Securities Lending – 1.8%
Investment Companies - 1.8%
Janus Henderson Cash Collateral Fund LLC, 0.0011%ºº	315∆	-	-	2,297,640
Total Affiliated Investments - 2.6%	$434	$-	$-	$3,201,954

	Value at 6/30/21	Purchases	Sales Proceeds	Value at 9/30/21
Investment Companies - 0.8%
Money Markets - 0.8%
Janus Henderson Cash Liquidity Fund LLC, 0.0559%ºº	339,311	6,879,974	(6,314,971)	904,314
Investments Purchased with Cash Collateral from Securities Lending - 1.8%
Investment Companies - 1.8%
Janus Henderson Cash Collateral Fund LLC, 0.0011%ºº	1,715,073	4,780,077	(4,197,510)	2,297,640

Notes to Schedule of Investments (unaudited)

LLC	Limited Liability Company
PLC	Public Limited Company
REG	Registered

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended September 30, 2021 is $1,381,793, which represents 1.1% of net assets.

ºº	Rate shown is the 7-day yield as of September 30, 2021.

#	Loaned security; a portion of the security is on loan at September 30, 2021.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of September 30, 2021.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Common Stocks
Aerospace & Defense	$1,967,070	$-	$-
Biotechnology	7,277,234	-	-
Capital Markets	247,101	2,430,588	-
Communications Equipment	2,804,070	-	-
Containers & Packaging	558,865	-	-
Diversified Telecommunication Services	3,255,274	11,636,960	-
Electric Utilities	1,624,008	1,808,003	-
Electrical Equipment	1,223,148	-	-
Food Products	10,052,509	266,848	-
Health Care Providers & Services	1,331,029	-	-
Household Products	9,126,426	-	-
Information Technology Services	1,164,757	-	-
Insurance	4,332,303	8,841,100	-
Media	1,160,729	-	-
Multi-Utilities	1,993,718	-	-
Pharmaceuticals	1,137,283	1,621,736	-
Semiconductor & Semiconductor Equipment	1,991,296	-	-
Technology Hardware, Storage & Peripherals	5,981,540	-	-
Tobacco	5,100,789	259,209	-
All Other	-	33,229,569	-
Investment Companies	-	904,314	-
Investments Purchased with Cash Collateral from Securities Lending	-	2,872,050	-
Total Assets	$62,329,149	$63,870,377	$-

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of September 30, 2021 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual shareholder report.

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